Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of March 31,
	2020	2019
Unvested restricted incentive shares and units	722,028	605,744
Share options	5,914,949	3,997,663
Total	6,636,977	4,603,407